Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Gains (Losses) Related to Hedging
The following table presents the pre-tax gains (losses) related to our fair value and cash flow hedging activities recognized in the consolidated income statement.

Income statement impact of fair value and cash flow hedges
(in millions)	Location of gains (losses)	2021	2020	2019
Interest rate fair value hedges of available-for-sale securities
Derivative	Interest revenue	$786	$(627)	$(795)
Hedged item	Interest revenue	(785)	624	788
Interest rate fair value hedges of long-term debt
Derivative	Interest expense	(646)	587	486
Hedged item	Interest expense	645	(586)	(483)
Foreign exchange fair value hedges of available-for-sale securities
Derivative (a)	Foreign exchange revenue	11	(9)	9
Hedged item	Foreign exchange revenue	(10)	11	(8)
Cash flow hedge of interest rate risk
Gain reclassified from OCI into income	Interest expense	—	—	7
Cash flow hedges of forecasted FX exposures
Gain (loss) reclassified from OCI into income	Staff expense	12	(1)	3
Gain (loss) recognized in the consolidated income statement due to fair value and cash flow hedging relationships		$13	$(1)	$7
(a) Includes gains of $1 million in 2021 and 2020 and $2 million in 2019 associated with the amortization of the excluded component. At Dec. 31, 2021 and Dec. 31, 2020, the remaining accumulated OCI balance associated with the excluded component was de minimis.
Impacts of Hedging Derivatives in Net Investment Hedging Relationships
The following table presents the impact of hedging derivatives used in net investment hedging relationships.

Impact of derivative instruments used in net investment hedging relationships
(in millions)
Derivatives in net investment hedging relationships	Gain or (loss) recognized in accumulated OCI on derivatives Year ended Dec. 31,			Location of gain or (loss) reclassified from accumulated OCI into income	Gain or (loss) reclassified from accumulated OCI into income Year ended Dec. 31,
	2021	2020	2019		2021	2020	2019
FX contracts	$261	$(284)	$(19)	Net interest revenue	$—	$—	$—

Summary of Hedged Items in Fair Value Hedging Relationships
The following table presents information on the hedged items in fair value hedging relationships.

Hedged items in fair value hedging relationships	Carrying amount of hedged asset or liability		Hedge accounting basis adjustment increase (decrease) (a)

	Dec. 31,		Dec. 31,
(in millions)	2021	2020	2021	2020
Available-for-sale securities (b)(c)	$24,400	$17,536	$590	$1,428
Long-term debt	$22,447	$14,784	$183	$783
(a)    Includes $165 million and $177 million of basis adjustment increases on discontinued hedges associated with available-for-sale securities at Dec. 31, 2021 and Dec. 31, 2020, respectively, and $72 million and $118 million of basis adjustment decreases on discontinued hedges associated with long-term debt at Dec. 31, 2021 and Dec. 31, 2020, respectively.
(b)    Excludes hedged items where only foreign currency risk is the designated hedged risk, as the basis adjustments related to foreign currency hedges will not reverse through the consolidated income statement in future periods. The carrying amount excluded for available-for-sale securities was $141 million at Dec. 31, 2021 and $148 million at Dec. 31, 2020.
(c)    Carrying amount represents the amortized cost.

Impact of Derivative Instruments on the Balance Sheet
The following table summarizes the notional amount and carrying values of our total derivative portfolio.

Impact of derivative instruments on the balance sheet	Notional value		Asset derivatives fair value		Liability derivatives fair value
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
(in millions)
Derivatives designated as hedging instruments: (a)(b)
Interest rate contracts	$46,717	$31,360	$—	$—	$453	$666
Foreign exchange contracts	10,367	8,706	206	19	40	441
Total derivatives designated as hedging instruments			$206	$19	$493	$1,107
Derivatives not designated as hedging instruments: (b)(c)
Interest rate contracts	$193,747	$198,865	$3,259	$4,482	$2,835	$3,880
Foreign exchange contracts	915,694	813,003	6,279	7,688	6,215	7,622
Equity contracts	9,659	5,142	49	2	211	37
Credit contracts	190	165	—	—	5	4
Total derivatives not designated as hedging instruments			$9,587	$12,172	$9,266	$11,543
Total derivatives fair value (d)			$9,793	$12,191	$9,759	$12,650
Effect of master netting agreements (e)			(6,973)	(8,346)	(6,335)	(7,845)
Fair value after effect of master netting agreements			$2,820	$3,845	$3,424	$4,805
(a)    The fair value of asset derivatives and liability derivatives designated as hedging instruments is recorded as other assets and other liabilities, respectively, on the consolidated balance sheet.
(b)    For derivative transactions settled at clearing organizations, cash collateral exchanged is deemed a settlement of the derivative each day. The settlement reduces the gross fair value of derivative assets and liabilities and results in a corresponding decrease in the effect of master netting agreements, with no impact to the consolidated balance sheet.
(c)    The fair value of asset derivatives and liability derivatives not designated as hedging instruments is recorded as trading assets and trading liabilities, respectively, on the consolidated balance sheet.
(d)    Fair values are on a gross basis, before consideration of master netting agreements, as required by ASC 815, Derivatives and Hedging.
(e)    Effect of master netting agreements includes cash collateral received and paid of $1,424 million and $786 million, respectively, at Dec. 31, 2021, and $1,552 million and $1,051 million, respectively, at Dec. 31, 2020.

Revenue from Foreign Exchange and Other Trading
The following table presents our foreign exchange revenue and other trading revenue.

Foreign exchange revenue and other trading revenue	Year ended Dec. 31,
(in millions)	2021	2020		2019
Foreign exchange revenue	$799	$774	(a)	$564	(a)
Other trading revenue	6	13	(a)	77	(a)
(a)    In 2021, we reclassified certain items within total revenue on the consolidated income statement and reclassified prior periods to be comparable with the current period presentation. See Note 2 for additional information.

Fair Value of Derivative Contracts Falling under Early Termination Provisions that were in Net Liability Position
The following table shows the aggregate fair value of OTC derivative contracts in net liability positions that contained credit risk-contingent features and the value of collateral that has been posted.

	Dec. 31, 2021	Dec. 31, 2020
(in millions)
Aggregate fair value of OTC derivatives in net liability positions (a)	$3,606	$5,235
Collateral posted	$5,388	$5,568
(a)    Before consideration of cash collateral.
The following table shows the fair value of contracts falling under early termination provisions that were in net liability positions for three key ratings triggers.

Potential close-out exposures (fair value) (a)
	Dec. 31, 2021	Dec. 31, 2020
(in millions)
If The Bank of New York Mellon’s rating changed to: (b)
A3/A-	$56	$79
Baa2/BBB	$563	$813
Ba1/BB+	$1,778	$2,859
(a)    The amounts represent potential total close-out values if The Bank of New York Mellon’s long-term issuer rating were to immediately drop to the indicated levels, and do not reflect collateral posted.
(b)    Represents ratings by Moody’s/S&P.

Offsetting Assets
The following tables present derivative and financial instruments and their related offsets. There were no derivative instruments or financial instruments subject to a legally enforceable netting agreement for which we are not currently netting.

Offsetting of derivative assets and financial assets at Dec. 31, 2021
	Gross assets recognized	Gross amounts offset in the balance sheet		Net assets recognized in the balance sheet	Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral received	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$2,132	$1,424		$708	$206	$—	$502
Foreign exchange contracts	6,122	5,501		621	69	—	552
Equity and other contracts	48	48		—	—	—	—
Total derivatives subject to netting arrangements	8,302	6,973		1,329	275	—	1,054
Total derivatives not subject to netting arrangements	1,491	—		1,491	—	—	1,491
Total derivatives	9,793	6,973		2,820	275	—	2,545
Reverse repurchase agreements	72,661	54,709	(b)	17,952	17,922	—	30
Securities borrowing	11,655	—		11,655	11,036	—	619
Total	$94,109	$61,682		$32,427	$29,233	$—	$3,194
(a)    Includes the effect of netting agreements and net cash collateral received. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.
(b)    Offsetting of reverse repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting of derivative assets and financial assets at Dec. 31, 2020
	Gross assets recognized	Gross amounts offset in the balance sheet		Net assets recognized in the balance sheet	Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral received	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$2,972	$1,952		$1,020	$311	$—	$709
Foreign exchange contracts	7,128	6,392		736	146	—	590
Equity and other contracts	2	2		—	—	—	—
Total derivatives subject to netting arrangements	10,102	8,346		1,756	457	—	1,299
Total derivatives not subject to netting arrangements	2,089	—		2,089	—	—	2,089
Total derivatives	12,191	8,346		3,845	457	—	3,388
Reverse repurchase agreements	78,828	59,561	(b)	19,267	19,252	—	15
Securities borrowing	11,640	—		11,640	11,166	—	474
Total	$102,659	$67,907		$34,752	$30,875	$—	$3,877
(a)    Includes the effect of netting agreements and net cash collateral received. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.
(b)    Offsetting of reverse repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting Liabilities

Offsetting of derivative liabilities and financial liabilities at Dec. 31, 2021				Net liabilities recognized in the balance sheet
	Gross liabilities recognized	Gross amounts offset in the balance sheet			Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral pledged	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$3,263	$2,028		$1,235	$1,197	$—	$38
Foreign exchange contracts	5,619	4,111		1,508	29	—	1,479
Equity and other contracts	211	196		15	—	—	15
Total derivatives subject to netting arrangements	9,093	6,335		2,758	1,226	—	1,532
Total derivatives not subject to netting arrangements	666	—		666	—	—	666
Total derivatives	9,759	6,335		3,424	1,226	—	2,198
Repurchase agreements	64,734	54,709	(b)	10,025	10,025	—	—
Securities lending	1,541	—		1,541	1,478	—	63
Total	$76,034	$61,044		$14,990	$12,729	$—	$2,261
(a)    Includes the effect of netting agreements and net cash collateral paid. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.
(b)    Offsetting of repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting of derivative liabilities and financial liabilities at Dec. 31, 2020				Net liabilities recognized in the balance sheet
	Gross liabilities recognized	Gross amounts offset in the balance sheet			Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral pledged	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$4,533	$2,348		$2,185	$2,115	$—	$70
Foreign exchange contracts	7,280	5,484		1,796	143	—	1,653
Equity and other contracts	37	13		24	7	—	17
Total derivatives subject to netting arrangements	11,850	7,845		4,005	2,265	—	1,740
Total derivatives not subject to netting arrangements	800	—		800	—	—	800
Total derivatives	12,650	7,845		4,805	2,265	—	2,540
Repurchase agreements	69,831	59,561	(b)	10,270	10,270	—	—
Securities lending	1,035	—		1,035	983	—	52
Total	$83,516	$67,406		$16,110	$13,518	$—	$2,592
(a)    Includes the effect of netting agreements and net cash collateral paid. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.
(b)    Offsetting of repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Transfer of Certain Financial Assets Accounted for as Secured Borrowings
The following table presents the contract value of repurchase agreements and securities lending transactions accounted for as secured borrowings by the type of collateral provided to counterparties.

Repurchase agreements and securities lending transactions accounted for as secured borrowings
	Dec. 31, 2021					Dec. 31, 2020
	Remaining contractual maturity				Total	Remaining contractual maturity				Total
(in millions)	Overnight and continuous	Up to 30 days	30-90 days	Over 90 days		Overnight and continuous	Up to 30 days	30-90 days	Over 90 days
Repurchase agreements:
U.S. Treasury	$56,556	$304	$450	$—	$57,310	$62,381	$—	$—	$—	$62,381
Agency RMBS	2,795	1	—	—	2,796	3,117	—	80	—	3,197
Corporate bonds	97	77	870	270	1,314	190	218	1,336	100	1,844
State and political subdivisions	44	16	630	155	845	66	40	864	—	970
U.S. government agencies	503	—	—	—	503	425	—	—	—	425
Sovereign debt/sovereign guaranteed	160	—	—	—	160	—	—	—	—	—
Other debt securities	—	30	245	—	275	7	21	138	—	166
Equity securities	—	276	1,255	—	1,531	—	21	827	—	848
Total	$60,155	$704	$3,450	$425	$64,734	$66,186	$300	$3,245	$100	$69,831
Securities lending:
Agency RMBS	$152	$—	$—	$—	$152	$161	$—	$—	$—	$161
Other debt securities	88	—	—	—	88	52	—	—	—	52
Equity securities	1,301	—	—	—	1,301	822	—	—	—	822
Total	$1,541	$—	$—	$—	$1,541	$1,035	$—	$—	$—	$1,035
Total secured borrowings	$61,696	$704	$3,450	$425	$66,275	$67,221	$300	$3,245	$100	$70,866